Seward & Kissel LLP
1200 G Street, N.W.
Suite 350
Washington, DC  20005

Telephone: (202) 661-7144
Facsimile: (202) 737-5184

August 27, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Morgan Creek Global Equity Long/Short Fund
File Nos.:

Dear Sir or Madam:

Filed herewith, on behalf of Morgan Creek Global Equity Long/Short Fund, a Delaware statutory trust (the “Fund”), and in connection with the registration of the Fund under the Investment Company Act of 1940 (the “1940 Act”) and the proposed registration of 50,000 shares of beneficial interest of the Fund under the Securities Act of 1933, please find an initial registration statement on Form N-2 (the “registration statement”). The filing fee of $3,565 has been wired to the Securities and Exchange Commission’s lockbox.  We are also filing contemporaneously with the registration statement a Notification of Registration Filed Pursuant to Section 8(a) of the 1940 Act for the Fund.

Please direct any comments or questions to Bibb L. Strench or the undersigned at (202) 661-7144.

Sincerely,

/s/ Young Seo
Young Seo

Attachment
cc:	Bibb L. Strench